Securitizations and Variable Interest Entities, Resecuritization Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,881,016	$ 1,948,068
Resecuritization [Member] | VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Assets sold		17,000	39,600	$ 77,200
Assets, nonconsolidated VIE		112,000	117,700
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Carrying value [Member] | Securities [Member]
Variable Interest Entity [Line Items]
Assets		793	817
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Fair value, inputs, level 2 [Member]
Variable Interest Entity [Line Items]
Securities recognized		$ 428	$ 607

[1]	Our consolidated assets at December 31, 2022 and 2021, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $71 million; Loans, $4.8 billion and $4.5 billion; All other assets, $191 million and $234 million; and Total assets, $5.1 billion and $4.8 billion, respectively.